United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/2018

Date of Reporting Period: Quarter ended 07/31/2018

Item 1.	Schedule of Investments

Federated Institutional High Yield Bond Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Principal Amount or Shares		Value
	CORPORATE BONDS—91.2%
	Aerospace/Defense—1.2%
$11,625,000	Engility Corp., Sr. Unsecd. Note, 8.875%, 9/1/2024	$12,511,406
1,850,000	TransDigm UK Holdings PLC, Sr. Sub., Series 144A, 6.875%, 5/15/2026	1,900,875
8,155,000	TransDigm, Inc., 5.50%, 10/15/2020	8,175,388
5,450,000	TransDigm, Inc., Sr. Sub. Note, 6.00%, 7/15/2022	5,560,090
18,900,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 7/15/2024	19,396,125
18,775,000	TransDigm, Inc., Sr. Sub. Note, 6.50%, 5/15/2025	19,203,070
11,325,000	TransDigm, Inc., Sr. Sub., 6.375%, 6/15/2026	11,409,937
	TOTAL	78,156,891
	Automotive—1.9%
15,650,000	Adient Global Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 8/15/2026	14,437,125
4,070,000	American Axle & Manufacturing Holdings, Inc., Sr. Note, 6.625%, 10/15/2022	4,176,838
20,575,000	American Axle & Manufacturing, Inc., Sr. Unsecd. Note, Series WI, 6.50%, 4/1/2027	20,086,344
13,325,000	BCD Acquisition, Inc., Series 144A, 9.625%, 9/15/2023	14,091,187
12,950,000	Dana Financing Lux Sarl, Series 144A, 6.50%, 6/1/2026	13,144,250
10,225,000	Dana Financing Lux Sarl, Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2025	10,097,187
8,025,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 4.875%, 3/15/2027	7,352,906
8,575,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.00%, 5/31/2026	8,028,344
3,625,000	Goodyear Tire & Rubber Co., Sr. Unsecd. Note, 5.125%, 11/15/2023	3,606,875
7,375,000	J.B. Poindexter & Co., Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2026	7,670,000
2,000,000	Schaeffler Verwaltung Zw, Series 144A, 4.50%, 9/15/2023	1,927,500
22,625,000	Schaeffler Verwaltung Zw, Series 144A, 4.75%, 9/15/2026	21,335,375
	TOTAL	125,953,931
	Banking—0.6%
5,650,000	Ally Financial, Inc., 4.75%, 9/10/2018	5,662,430
24,325,000	Ally Financial, Inc., Sr. Sub. Note, 5.75%, 11/20/2025	25,328,406
2,500,000	Ally Financial, Inc., Sr. Unsecd. Note, 3.50%, 1/27/2019	2,505,000
3,100,000	Ally Financial, Inc., Sr. Unsecd. Note, 3.75%, 11/18/2019	3,107,750
1,450,000	Ally Financial, Inc., Sr. Unsecd. Note, 4.625%, 5/19/2022	1,461,035
	TOTAL	38,064,621
	Building Materials—1.7%
3,025,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2023	3,115,750
18,175,000	American Builders & Contractors Supply Co., Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2026	18,197,719
3,625,000	Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	3,770,000
5,325,000	Beacon Roofing Supply, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	4,987,129
8,525,000	Building Materials Corp. of America, Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2025	8,674,187
8,475,000	CD&R Waterworks Merger Sub LLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2025	8,178,375
5,375,000	HD Supply, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 4/15/2024	5,657,188
2,000,000	Jeld-Wen, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 12/15/2027	1,867,500
7,400,000	Masonite International Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2023	7,585,000
16,500,000	Pisces Midco, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 4/15/2026	17,077,500
1,400,000	Standard Industries, Inc., Series 144A, 5.50%, 2/15/2023	1,433,320
22,775,000	Standard Industries, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/15/2027	21,408,500
975,000	USG Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 6/1/2027	994,500
8,450,000	USG Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	8,671,812
	TOTAL	111,618,480

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Cable Satellite—8.3%
$1,525,000	Altice US Finance I Corp., Series 144A, 5.375%, 7/15/2023	$1,542,156
11,600,000	Altice US Finance I Corp., Series 144A, 5.50%, 5/15/2026	11,411,500
14,875,000	Altice US Finance I Corp., Sr. Unsecd. Note, Series 144A, 7.75%, 7/15/2025	15,748,906
5,100,000	CCO Holdings LLC/Cap Corp., 5.25%, 9/30/2022	5,160,563
11,150,000	CCO Holdings LLC/Cap Corp., 5.75%, 9/1/2023	11,317,250
5,725,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.375%, 5/1/2025	5,639,125
13,200,000	CCO Holdings LLC/Cap Corp., Series 144A, 5.75%, 2/15/2026	13,157,760
4,275,000	CCO Holdings LLC/Cap Corp., Sr. Sub. Secd. Note, Series 144A, 5.50%, 5/1/2026	4,210,875
21,050,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	19,813,312
17,650,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2027	16,899,875
12,600,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/1/2024	12,852,000
10,100,000	CCO Holdings LLC/Cap Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2027	10,049,500
11,450,000	CSC Holdings, Inc., Sr. Unsecd. Note, 5.25%, 6/1/2024	11,049,250
23,725,000	CSC Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	22,894,625
17,850,000	Cablevision Systems Corp., Sr. Unsecd. Note, 5.875%, 9/15/2022	17,939,250
4,150,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	4,167,596
21,975,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 5.125%, 12/15/2021	22,029,937
13,825,000	Cequel Communications Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 4/1/2028	14,343,437
9,375,000	Charter Communications Holdings II, 5.125%, 2/15/2023	9,351,563
11,525,000	Charter Communications Holdings II, 5.75%, 1/15/2024	11,669,063
15,825,000	DISH DBS Corp., 5.00%, 3/15/2023	13,747,969
10,025,000	DISH DBS Corp., 5.875%, 7/15/2022	9,410,969
21,650,000	DISH DBS Corp., Sr. Unsecd. Note, 5.875%, 11/15/2024	18,131,875
10,525,000	DISH DBS Corp., Sr. Unsecd. Note, 7.75%, 7/1/2026	9,235,688
2,400,000	Intelsat Jackson Holdings S.A., 7.25%, 10/15/2020	2,421,000
6,525,000	Intelsat Jackson Holdings S.A., Series 144A, 8.00%, 2/15/2024	6,875,719
19,575,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 5.50%, 8/1/2023	18,082,406
16,850,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, 7.50%, 4/1/2021	16,976,375
7,950,000	Intelsat Jackson Holdings S.A., Sr. Unsecd. Note, Series 144A, 9.75%, 7/15/2025	8,516,438
7,375,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 6.625%, 10/15/2025	7,633,125
7,550,000	Neptune Finco Corp., Sr. Unsecd. Note, Series 144A, 10.125%, 1/15/2023	8,323,875
17,975,000	Sirius XM Radio, Inc., Series 144A, 4.625%, 5/15/2023	17,750,312
7,425,000	Sirius XM Radio, Inc., Series 144A, 6.00%, 7/15/2024	7,694,156
5,600,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/1/2027	5,348,000
9,125,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2025	9,079,375
12,100,000	Sirius XM Radio, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 7/15/2026	11,873,125
32,800,000	Telenet Finance Luxembourg, Sec. Fac. Bond, Series 144A, 5.50%, 3/1/2028	30,094,000
2,625,000	Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH, Series 144A, 5.00%, 1/15/2025	2,684,063
20,750,000	Unitymedia KabelBW GmbH, Series 144A, 6.125%, 1/15/2025	21,681,675
18,250,000	Virgin Media Secured Finance PLC, Series 144A, 5.25%, 1/15/2026	17,223,437
6,000,000	Virgin Media Secured Finance PLC, Series 144A, 5.50%, 8/15/2026	5,730,000
9,350,000	Virgin Media Secured Finance PLC, Series 144A, 6.375%, 4/15/2023	9,653,875
13,175,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2025	12,417,437
3,925,000	Virgin Media, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 10/15/2024	3,841,594
18,250,000	Ziggo Finance BV, Sec. Fac. Bond, Series 144A, 5.50%, 1/15/2027	17,428,750
3,450,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 5.875%, 1/15/2025	3,243,000
14,175,000	Ziggo Finance BV, Sr. Unsecd. Note, Series 144A, 6.00%, 1/15/2027	13,005,562
	TOTAL	549,351,343

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Chemicals—2.0%
$6,100,000	Alpha 2 BV, Sr. Unsecd. Note, Series 144A, 8.75%, 6/1/2023	$6,138,125
20,925,000	Alpha 3 BV, Sr. Unsecd. Note, Series 144A, 6.25%, 2/1/2025	20,558,812
19,075,000	Compass Minerals International, Inc., Series 144A, 4.875%, 7/15/2024	17,739,750
25,700,000	Hexion U.S. Finance Corp., 6.625%, 4/15/2020	24,286,500
9,325,000	Koppers, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	9,366,963
2,250,000	PQ Corp., Sr. Unsecd. Note, Series 144A, 5.75%, 12/15/2025	2,233,125
15,850,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 12/1/2025	15,944,308
35,875,000	Platform Specialty Products Corp., Sr. Unsecd. Note, Series 144A, 6.50%, 2/1/2022	36,906,406
	TOTAL	133,173,989
	Construction Machinery—0.6%
20,925,000	United Rentals North America, Inc., Sr. Unsecd. Note, 4.875%, 1/15/2028	19,597,936
3,475,000	United Rentals, Inc., 5.75%, 11/15/2024	3,566,219
7,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 7/15/2025	7,369,500
4,225,000	United Rentals, Inc., Sr. Unsecd. Note, 5.50%, 5/15/2027	4,197,115
3,400,000	United Rentals, Inc., Sr. Unsecd. Note, 5.875%, 9/15/2026	3,463,750
	TOTAL	38,194,520
	Consumer Cyclical Services—0.6%
19,400,000	GW Honos Security Corp., Sr. Unsecd. Note, Series 144A, 8.75%, 5/15/2025	19,545,500
7,350,000	Matthews International Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2025	7,056,000
3,325,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, 7.45%, 8/15/2027	3,524,500
7,900,000	ServiceMaster Co. LLC, Sr. Unsecd. Note, Series 144A, 5.125%, 11/15/2024	7,643,250
	TOTAL	37,769,250
	Consumer Products—1.5%
2,500,000	Energizer Gamma Acquisition, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 7/15/2026	2,575,750
24,150,000	First Quality Finance Co., Inc., Series 144A, 4.625%, 5/15/2021	23,606,625
4,600,000	First Quality Finance Co., Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 7/1/2025	4,255,000
20,625,000	Prestige Brands Holdings, Inc., Series 144A, 5.375%, 12/15/2021	20,728,125
30,575,000	Prestige Brands, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 3/1/2024	30,689,656
8,350,000	Spectrum Brands, Inc., 5.75%, 7/15/2025	8,370,875
8,325,000	Spectrum Brands, Inc., 6.125%, 12/15/2024	8,491,500
	TOTAL	98,717,531
	Diversified Manufacturing—1.2%
16,225,000	Entegris, Inc., Sr. Unsecd. Note, Series 144A, 4.625%, 2/10/2026	15,454,312
14,589,000	Gates Global LLC, Series 144A, 6.00%, 7/15/2022	14,716,654
8,425,000	JPW Industries Holding Corp., Sr. Secd. Note, Series 144A, 9.00%, 10/1/2024	8,604,031
14,200,000	Titan Acquisition Ltd., Sr. Unsecd. Note, Series 144A, 7.75%, 4/15/2026	12,740,240
15,475,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 12/15/2021	15,854,911
12,550,000	WESCO Distribution, Inc., Sr. Unsecd. Note, 5.375%, 6/15/2024	12,377,438
	TOTAL	79,747,586
	Environmental—0.4%
19,825,000	Tervita Escrow Corp., Series 144A, 7.625%, 12/1/2021	20,575,376
8,750,000	Wrangler Buyer Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 10/1/2025	8,268,750
	TOTAL	28,844,126
	Finance Companies—2.4%
2,150,000	Avolon Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2023	2,144,625
3,400,000	Navient Corp., Sr. Unsecd. Note, 5.50%, 1/25/2023	3,336,250
21,850,000	Navient Corp., Sr. Unsecd. Note, 5.875%, 10/25/2024	21,249,125
5,325,000	Navient Corp., Sr. Unsecd. Note, 6.50%, 6/15/2022	5,438,156
3,925,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/25/2025	3,905,375

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Finance Companies—continued
$2,775,000	Navient Corp., Sr. Unsecd. Note, 6.75%, 6/15/2026	$2,740,313
9,550,000	Navient Corp., Sr. Unsecd. Note, 7.25%, 9/25/2023	10,051,375
11,050,000	Navient Corp., Sr. Unsecd. Note, Series MTN, 6.125%, 3/25/2024	10,939,500
5,350,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 4.50%, 3/15/2023	5,122,625
3,400,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2022	3,412,750
46,125,000	Park Aerospace Holdings Ltd., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2024	45,663,750
37,050,000	Quicken Loans, Inc., Series 144A, 5.75%, 5/1/2025	37,105,575
6,350,000	Quicken Loans, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 1/15/2028	5,931,217
	TOTAL	157,040,636
	Food & Beverage—2.4%
23,775,000	Anna Merger Sub, Inc., Series 144A, 7.75%, 10/1/2022	11,828,063
3,000,000	Aramark Services, Inc., Sr. Unsecd. Note, 4.75%, 6/1/2026	2,925,000
10,875,000	Aramark Services, Inc., Sr. Unsecd. Note, 5.125%, 1/15/2024	10,997,344
14,125,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 4/1/2025	14,160,312
13,575,000	Aramark Services, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2028	13,129,740
20,375,000	B&G Foods, Inc., Sr. Unsecd. Note, 5.25%, 4/1/2025	19,610,937
7,025,000	Lamb Weston Holdings, Inc., Sr. Unsub., Series 144A, 4.875%, 11/1/2026	6,928,406
20,675,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 8/15/2026	19,505,622
9,700,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2025	9,578,750
7,450,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2028	7,124,063
29,575,000	Post Holdings, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 3/1/2027	28,909,562
16,100,000	U.S. Foodservice, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 6/15/2024	16,100,000
	TOTAL	160,797,799
	Gaming—3.9%
6,000,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.375%, 4/1/2026	6,150,000
12,275,000	Boyd Gaming Corp., Sr. Unsecd. Note, 6.875%, 5/15/2023	12,953,930
7,050,000	Boyd Gaming Corp., Sr. Unsecd. Note, Series 144A, 6.00%, 8/15/2026	7,120,500
36,500,000	CRC Escrow Issuer LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 10/15/2025	35,222,500
12,800,000	Eldorado Resorts, Inc., Sr. Unsecd. Note, 6.00%, 4/1/2025	12,992,000
1,450,000	GLP Capital LP/GLP Financing II, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2026	1,476,970
5,000,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 4.50%, 1/15/2028	4,587,500
2,825,000	MGM Growth Properties LLC, Sr. Unsecd. Note, 5.625%, 5/1/2024	2,902,688
9,500,000	MGM Mirage, Inc., 7.75%, 3/15/2022	10,426,250
6,200,000	MGM Mirage, Inc., Sr. Unsecd. Note, 6.75%, 10/1/2020	6,548,750
3,250,000	MGM Resorts International, 6.00%, 3/15/2023	3,375,938
10,200,000	MGM Resorts International, Sr. Unsecd. Note, 4.625%, 9/1/2026	9,639,000
12,000,000	MGM Resorts International, Sr. Unsecd. Note, 5.75%, 6/15/2025	12,161,280
17,350,000	Mohegan Tribal Gaming Authority, Sr. Unsecd. Note, Series 144A, 7.875%, 10/15/2024	16,460,812
9,075,000	Penn National Gaming, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 1/15/2027	8,587,400
17,450,000	Pinnacle Entertainment, Inc., Sr. Unsecd. Note, 5.625%, 5/1/2024	18,366,125
16,325,000	Rivers Pittsburgh LP, Series 144A, 6.125%, 8/15/2021	16,263,781
26,200,000	Seminole Hard Rock Entertainment, Inc./Seminole Hard Rock International LLC, Series 144A, 5.875%, 5/15/2021	26,331,000
995,000	Seminole Tribe of Florida, Inc., Bond, Series 144A, 7.804%, 10/1/2020	999,975
8,775,000	Star Group Holdings BV, Sr. Unsecd. Note, Series 144A, 7.00%, 7/15/2026	9,060,188
16,275,000	Station Casinos, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	15,542,625
14,650,000	Sugarhouse HSP Gaming Finance Corp., Sec. Fac. Bond, Series 144A, 5.875%, 5/15/2025	13,862,562
8,425,000	Wynn Las Vegas LLC, Sr. Unsecd. Note, Series 144A, 5.25%, 5/15/2027	7,930,958
	TOTAL	258,962,732

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—10.6%
$7,425,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 5.625%, 2/15/2023	$7,517,813
20,050,000	Acadia Healthcare Co., Inc., Sr. Unsecd. Note, 6.50%, 3/1/2024	20,501,125
27,650,000	Air Medical Group Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 5/15/2023	25,427,880
7,475,000	Amsurg Corp., Sr. Unsecd. Note, 5.625%, 7/15/2022	7,680,562
6,925,000	Avantor, Inc., Series 144A, 6.00%, 10/1/2024	6,937,984
21,375,000	Avantor, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 10/1/2025	21,722,344
7,800,000	CHS/Community Health Systems, Inc., 5.125%, 8/1/2021	7,417,332
12,925,000	CHS/Community Health Systems, Inc., 6.25%, 3/31/2023	12,084,875
5,825,000	CHS/Community Health Systems, Inc., Sec. Fac. Bond, Series 144A, 8.625%, 1/15/2024	6,036,448
23,100,000	CHS/Community Health Systems, Inc., Sr. Unsecd. Note, 6.875%, 2/1/2022	11,434,500
5,075,000	Charles River Laboratories International, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 4/1/2026	5,151,125
19,275,000	Envision Healthcare Holdings, Inc., Series 144A, 5.125%, 7/1/2022	19,636,406
8,100,000	HCA, Inc., 4.50%, 2/15/2027	7,897,500
1,350,000	HCA, Inc., 4.75%, 5/1/2023	1,370,925
12,200,000	HCA, Inc., 5.00%, 3/15/2024	12,413,500
3,425,000	HCA, Inc., 5.25%, 6/15/2026	3,484,938
10,700,000	HCA, Inc., 5.875%, 5/1/2023	11,221,625
26,400,000	HCA, Inc., 5.875%, 2/15/2026	27,357,000
2,575,000	HCA, Inc., 6.25%, 2/15/2021	2,687,656
4,500,000	HCA, Inc., Bond, 5.875%, 3/15/2022	4,741,875
14,325,000	HCA, Inc., Sr. Secd. Note, 5.25%, 4/15/2025	14,674,172
5,500,000	HCA, Inc., Sr. Secd. Note, 6.50%, 2/15/2020	5,738,150
22,450,000	HCA, Inc., Sr. Unsecd. Note, 5.375%, 2/1/2025	22,786,750
12,175,000	HCA, Inc., Sr. Unsecd. Note, 7.50%, 2/15/2022	13,407,719
5,050,000	Hologic, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 10/15/2025	4,897,036
8,375,000	IMS Health, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 10/15/2026	8,378,769
7,675,000	LifePoint Health, Inc., 5.875%, 12/1/2023	8,050,691
3,900,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.375%, 5/1/2024	4,080,375
7,875,000	LifePoint Health, Inc., Sr. Unsecd. Note, 5.50%, 12/1/2021	8,042,344
2,550,000	MEDNAX, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 12/1/2023	2,537,250
42,725,000	MPH Acquisition Holdings LLC, Series 144A, 7.125%, 6/1/2024	44,327,187
14,225,000	New Amethyst Corp., Sr. Unsecd. Note, Series 144A, 6.25%, 12/1/2024	15,220,750
61,975,000	Ortho-Clinical Diagnostics, Inc., Series 144A, 6.625%, 5/15/2022	61,510,187
19,900,000	Polaris Intermediate Corp., Sr. Unsecd. Note, Series 144A, 8.50%, 12/1/2022	20,646,250
26,900,000	SteriGenics—Nordion Holdings LLC, Sr. Unsecd. Note, Series 144A, 6.50%, 5/15/2023	27,572,500
28,300,000	SteriGenics Nordion Topc, Sr. Unsecd. Note, Series 144A, 8.125%, 11/1/2021	28,683,465
22,100,000	Surgery Center Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 7/1/2025	20,967,375
46,825,000	Team Health Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 2/1/2025	41,088,937
5,775,000	Teleflex, Inc., Sr. Unsecd. Note, 4.625%, 11/15/2027	5,522,344
4,950,000	Teleflex, Inc., Sr. Unsecd. Note, 4.875%, 6/1/2026	4,912,875
5,026,000	Teleflex, Inc., Sr. Unsecd. Note, 5.25%, 6/15/2024	5,201,910
4,975,000	Tenet Healthcare Corp., Note, 4.375%, 10/1/2021	4,981,219
14,700,000	Tenet Healthcare Corp., Series 144A, 5.125%, 5/1/2025	14,332,500
5,925,000	Tenet Healthcare Corp., Series 144A, 7.50%, 1/1/2022	6,228,656
6,675,000	Tenet Healthcare Corp., Sr. Secd. Note, 4.50%, 4/1/2021	6,725,063
6,825,000	Tenet Healthcare Corp., Sr. Secd. Note, Series 144A, 4.625%, 7/15/2024	6,628,781
24,975,000	Tenet Healthcare Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	25,448,276
4,675,000	Tenet Healthcare Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 8/1/2025	4,710,063
20,675,000	Vizient, Inc., Sr. Unsecd. Note, Series 144A, 10.375%, 3/1/2024	22,794,187

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Health Care—continued
$17,800,000	West Street Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 9/1/2025	$17,399,500
	TOTAL	700,218,694
	Health Insurance—0.2%
10,300,000	Centene Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 6/1/2026	10,570,375
	Independent Energy—5.8%
4,575,000	Antero Resources Corp., Sr. Unsecd. Note, 5.00%, 3/1/2025	4,603,594
5,525,000	Antero Resources Corp., Sr. Unsecd. Note, 5.125%, 12/1/2022	5,566,437
4,975,000	Antero Resources Corp., Sr. Unsecd. Note, 5.625%, 6/1/2023	5,099,375
3,300,000	Antero Resources Finance Corp., 5.375%, 11/1/2021	3,357,750
17,125,000	Ascent Resources Utica Holdings LLC/ARU Finance Corp., Sr. Unsecd. Note, Series 144A, 10.00%, 4/1/2022	19,008,750
8,950,000	Berry Petroleum Co., Sr. Unsecd. Note, Series 144A, 7.00%, 2/15/2026	9,352,750
12,768,000	Callon Petroleum Corp., Sr. Unsecd. Note, 6.125%, 10/1/2024	13,023,360
5,600,000	Callon Petroleum Corp., Sr. Unsecd. Note, Series 144A, 6.375%, 7/1/2026	5,670,000
5,650,000	Carrizo Oil & Gas, Inc., 6.25%, 4/15/2023	5,777,125
2,178,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 7.50%, 9/15/2020	2,183,445
6,325,000	Carrizo Oil & Gas, Inc., Sr. Unsecd. Note, 8.25%, 7/15/2025	6,862,625
7,225,000	Chesapeake Energy Corp., 5.75%, 3/15/2023	7,008,250
6,744,000	Chesapeake Energy Corp., Series 144A, 8.00%, 12/15/2022	7,140,210
1,525,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 4.875%, 4/15/2022	1,486,875
1,352,000	Chesapeake Energy Corp., Sr. Unsecd. Note, 5.375%, 6/15/2021	1,352,000
4,375,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 1/15/2025	4,495,313
13,525,000	Chesapeake Energy Corp., Sr. Unsecd. Note, Series WI, 8.00%, 6/15/2027	13,863,125
24,975,000	Crownrock LP/Crownrock F, Series 144A, 5.625%, 10/15/2025	24,163,312
2,925,000	Diamondback Energy, Inc., Sr. Unsecd. Note, 5.375%, 5/31/2025	2,928,656
11,925,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sec. Fac. Bond, Series 144A, 8.00%, 11/29/2024	12,103,875
3,150,000	EP Energy LLC/Everest Acquisition Finance, Inc., Sr. Unsecd. Note, 6.375%, 6/15/2023	2,142,000
3,800,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.50%, 1/30/2026	3,724,000
6,300,000	Endeavor Energy Resources LP, Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2028	6,181,875
6,375,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.00%, 10/15/2024	6,183,750
7,250,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.375%, 5/15/2025	7,095,937
4,400,000	Gulfport Energy Corp., Sr. Unsecd. Note, 6.625%, 5/1/2023	4,499,000
4,425,000	Gulfport Energy Corp., Sr. Unsecd. Note, Series WI, 6.375%, 1/15/2026	4,292,250
6,150,000	Jagged Peak Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/1/2026	6,057,750
5,775,000	Laredo Petroleum, 5.625%, 1/15/2022	5,796,656
4,275,000	Laredo Petroleum, Sr. Unsecd. Note, 6.25%, 3/15/2023	4,317,750
11,447,000	Oasis Petroleum, Inc., 6.875%, 3/15/2022	11,690,249
3,900,000	Oasis Petroleum, Inc., 6.875%, 1/15/2023	3,992,625
3,275,000	Oasis Petroleum, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 5/1/2026	3,295,469
4,800,000	PDC Energy, Inc., Sr. Unsecd. Note, 6.125%, 9/15/2024	4,842,000
7,100,000	PDC Energy, Inc., Sr. Unsecd. Note, Series WI, 5.75%, 5/15/2026	7,046,750
1,850,000	Parsley Energy LLC/Parsley Finance Corp., Series 144A, 6.25%, 6/1/2024	1,928,625
3,550,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.25%, 8/15/2025	3,523,375
3,300,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2025	3,300,000
9,650,000	Parsley Energy LLC/Parsley Finance Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2027	9,601,750
7,225,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.25%, 5/1/2023	7,152,750
4,800,000	QEP Resources, Inc., Sr. Unsecd. Note, 5.625%, 3/1/2026	4,638,000
9,469,000	Range Resources Corp., Sr. Unsecd. Note, 4.875%, 5/15/2025	8,818,006
6,450,000	Range Resources Corp., Sr. Unsecd. Note, 5.00%, 3/15/2023	6,216,187
875,000	Range Resources Corp., Sr. Unsecd. Note, 5.75%, 6/1/2021	899,063

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Independent Energy—continued
$4,225,000		SM Energy Co., Sr. Unsecd. Note, 5.00%, 1/15/2024	$4,087,688
5,350,000		SM Energy Co., Sr. Unsecd. Note, 5.625%, 6/1/2025	5,243,000
4,350,000		SM Energy Co., Sr. Unsecd. Note, 6.50%, 1/1/2023	4,437,000
7,300,000		SM Energy Co., Sr. Unsecd. Note, 6.75%, 9/15/2026	7,464,250
14,625,000		SRC Energy, Inc., Sr. Unsecd. Note, Series WI, 6.25%, 12/1/2025	14,771,250
2,425,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.50%, 4/1/2026	2,528,063
15,075,000		Southwestern Energy Co., Sr. Unsecd. Note, 7.75%, 10/1/2027	15,838,172
2,750,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 4/15/2022	1,842,500
10,900,000		Ultra Resources, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 4/15/2025	6,567,250
8,225,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.25%, 9/15/2024	8,214,719
2,525,000		WPX Energy, Inc., Sr. Unsecd. Note, 5.75%, 6/1/2026	2,540,781
928,000		WPX Energy, Inc., Sr. Unsecd. Note, 6.00%, 1/15/2022	967,440
2,850,000		WPX Energy, Inc., Sr. Unsecd. Note, 8.25%, 8/1/2023	3,238,455
12,350,000		Whiting Petroleum Corp., Sr. Unsecd. Note, 6.25%, 4/1/2023	12,828,562
7,625,000		Whiting Petroleum Corp., Sr. Unsecd. Note, Series WI, 6.625%, 1/15/2026	7,906,172
		TOTAL	380,757,946
		Industrial - Other—0.5%
25,325,000		Hillman Group, Inc., Unsecd. Note, Series 144A, 6.375%, 7/15/2022	24,336,565
11,700,000		KAR Auction Services, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 6/1/2025	11,436,750
		TOTAL	35,773,315
		Insurance - P&C—2.5%
22,275,000		Acrisure LLC, Sr. Unsecd. Note, Series 144A, 7.00%, 11/15/2025	20,214,563
15,525,000		AmWINS Group, Inc., Sr. Unsecd. Note, Series 144A, 7.75%, 7/1/2026	16,262,438
21,075,000		AssuredPartners, Inc., Sr. Unsecd. Note, Series 144A, 7.00%, 8/15/2025	20,390,062
42,250,000		Hub International Ltd., Sr. Unsecd. Note, Series 144A, 7.00%, 5/1/2026	42,514,062
17,800,000		Kirs Midco 3 PLC, Sec. Fac. Bond, Series 144A, 8.625%, 7/15/2023	18,334,000
26,775,000		NFP Corp., Sr. Unsecd. Note, Series 144A, 6.875%, 7/15/2025	26,172,562
22,750,000		USIS Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 5/1/2025	22,522,500
		TOTAL	166,410,187
		Leisure—0.7%
300,000		Cedar Fair LP, Sr. Unsecd. Note, 5.375%, 6/1/2024	303,750
2,100,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2024	2,076,375
3,950,000		Live Nation Entertainment, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 3/15/2026	3,950,000
5,550,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 7/31/2024	5,445,938
28,800,000		Six Flags Entertainment Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2027	28,260,000
7,525,000		Voc Escrow Ltd., Series 144A, 5.00%, 2/15/2028	7,242,812
		TOTAL	47,278,875
		Lodging—0.4%
2,500,000		Hilton Domestic Operations, Sr. Unsecd. Note, 4.25%, 9/1/2024	2,415,625
15,550,000		Hilton Domestic Operations, Sr. Unsecd. Note, Series 144A, 5.125%, 5/1/2026	15,627,750
10,500,000		Wyndham Hotels & Resorts, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 4/15/2026	10,539,375
		TOTAL	28,582,750
		Media Entertainment—5.1%
18,125,000		AMC Networks, Inc., Sr. Unsecd. Note, 4.75%, 8/1/2025	17,445,312
7,575,000		AMC Networks, Inc., Sr. Unsecd. Note, 5.00%, 4/1/2024	7,489,781
14,375,000		CBS Radio, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 11/1/2024	13,577,187
13,450,000	[1,2]	Clear Channel Communications, Inc., Company Guarantee, 9.00%, 3/1/2021	10,356,500
4,875,000		Clear Channel International BV, Sr. Unsecd. Note, Series 144A, 8.75%, 12/15/2020	5,033,438
2,075,000		Clear Channel Worldwide, Series A, 6.50%, 11/15/2022	2,122,061

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Media Entertainment—continued
$18,425,000	Clear Channel Worldwide, Series B, 6.50%, 11/15/2022	$18,885,625
2,625,000	E.W. Scripps Co., Sr. Unsecd. Note, Series 144A, 5.125%, 5/15/2025	2,476,530
15,200,000	EMI Music Publishing Group North America Holdings, Inc., Series 144A, 7.625%, 6/15/2024	16,397,000
440,000	Gannett Co., Inc., 5.125%, 10/15/2019	441,650
8,600,000	Gannett Co., Inc., 6.375%, 10/15/2023	8,911,750
6,975,000	Gannett Co., Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2024	7,036,031
4,375,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 10/15/2024	4,210,938
19,375,000	Gray Television, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 7/15/2026	18,987,500
3,875,000	Lamar Media Corp., Sr. Unsecd. Note, 5.375%, 1/15/2024	3,991,250
8,625,000	Lin Television Corp., Sr. Unsecd. Note, 5.875%, 11/15/2022	8,808,281
5,100,000	Match Group, Inc., Sr. Unsecd. Note, 6.375%, 6/1/2024	5,412,375
9,100,000	Match Group, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 12/15/2027	8,582,438
10,500,000	Nexstar Broadcasting, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 2/15/2022	10,723,125
21,825,000	Nexstar Escrow Corp., Sr. Unsecd. Note, Series 144A, 5.625%, 8/1/2024	21,552,187
18,575,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.00%, 4/15/2022	18,099,016
5,650,000	Nielsen Finance LLC/Nielsen Finance Co., Series 144A, 5.50%, 10/1/2021	5,650,000
16,125,000	Nielsen Finance LLC/Nielsen Finance Co., Sr. Unsecd. Note, Series 144A, 5.00%, 2/1/2025	14,915,625
3,725,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.25%, 2/15/2022	3,766,906
3,800,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.625%, 2/15/2024	3,846,512
6,650,000	Outfront Americas Capital LLC/Outfront Media Capital Corp., Sr. Unsecd. Note, 5.875%, 3/15/2025	6,733,125
18,825,000	Sinclair Television Group, Series 144A, 5.625%, 8/1/2024	18,636,750
9,850,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.125%, 2/15/2027	9,185,125
9,525,000	Sinclair Television Group, Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2026	9,423,797
23,400,000	Tribune Media Co., Sr. Unsecd. Note, 5.875%, 7/15/2022	23,634,000
13,675,000	Urban One, Inc., Series 144A, 7.375%, 4/15/2022	13,504,063
9,825,000	Urban One, Inc., Series 144A, 9.25%, 2/15/2020	9,653,063
3,250,000	WMG Acquisition Corp., Sec. Fac. Bond, Series 144A, 4.875%, 11/1/2024	3,193,125
1,400,000	WMG Acquisition Corp., Series 144A, 5.00%, 8/1/2023	1,389,500
4,800,000	WMG Acquisition Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2026	4,764,000
	TOTAL	338,835,566
	Metals & Mining—1.8%
16,425,000	Coeur Mining, Inc., Sr. Unsecd. Note, 5.875%, 6/1/2024	15,829,593
23,975,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 3.875%, 3/15/2023	23,135,875
24,050,000	Freeport-McMoRan, Inc., Sr. Unsecd. Note, 5.40%, 11/14/2034	22,186,125
4,500,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 1/15/2023	4,651,875
9,200,000	HudBay Minerals, Inc., Sr. Unsecd. Note, Series 144A, 7.625%, 1/15/2025	9,556,500
3,625,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.00%, 12/15/2026	3,620,469
2,450,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.125%, 10/1/2021	2,480,625
1,825,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.25%, 4/15/2023	1,850,094
7,800,000	Steel Dynamics, Inc., Sr. Unsecd. Note, 5.50%, 10/1/2024	7,985,250
6,025,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.00%, 8/15/2040	6,115,375
12,700,000	Teck Resources Ltd., Sr. Unsecd. Note, 6.125%, 10/1/2035	13,239,750
4,925,000	Teck Resources Ltd., Sr. Unsecd. Note, Series 144A, 8.50%, 6/1/2024	5,437,200
	TOTAL	116,088,731
	Midstream—5.5%
8,700,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.50%, 5/20/2025	8,460,750
5,975,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.625%, 5/20/2024	5,915,250
8,350,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.75%, 5/20/2027	8,026,438
16,025,000	AmeriGas Partners LP, Sr. Unsecd. Note, 5.875%, 8/20/2026	15,664,437

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Midstream—continued
$16,550,000	Antero Midstream Partners LP, Sr. Unsecd. Note, 5.375%, 9/15/2024	$16,694,812
700,000	Atlas Pipeline Partners LP, 5.875%, 8/1/2023	694,750
13,775,000	CNX Midstream Partners LP/CNX Midstream Finance Corp, Sr. Unsecd. Note, Series 144A, 6.50%, 3/15/2026	13,533,937
4,300,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 6/30/2027	4,326,875
15,825,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 5.875%, 3/31/2025	16,715,156
7,800,000	Cheniere Corpus Christi Holdings LLC, Sr. Secd. Note, 7.00%, 6/30/2024	8,565,375
23,900,000	Cheniere Energy Partners, LP, Series WI, 5.25%, 10/1/2025	23,900,000
2,250,000	Energy Transfer Equity LP, 5.50%, 6/1/2027	2,311,875
16,125,000	Energy Transfer Equity LP, 5.875%, 1/15/2024	16,810,312
14,150,000	Ferrellgas LP/Ferrellgas Finance Corp., Sr. Unsecd. Note, 6.75%, 6/15/2023	12,310,500
11,650,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.50%, 5/1/2021	10,688,875
11,375,000	Ferrellgas, L.P., Sr. Unsecd. Note, 6.75%, 1/15/2022	10,237,500
26,875,000	Holly Energy Partners LP, Series 144A, 6.00%, 8/1/2024	27,648,731
19,450,000	NuStar Logistics LP, Sr. Unsecd. Note, 5.625%, 4/28/2027	19,061,000
18,850,000	Suburban Propane Partners LP, 5.50%, 6/1/2024	18,378,750
7,525,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.75%, 3/1/2025	7,224,000
12,400,000	Suburban Propane Partners LP, Sr. Unsecd. Note, 5.875%, 3/1/2027	11,625,000
20,550,000	Summit Midstream Holdings LLC, 5.50%, 8/15/2022	20,447,250
16,650,000	Summit Midstream Holdings LLC, Sr. Unsecd. Note, 5.75%, 4/15/2025	16,150,500
1,450,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 1/15/2023	1,428,569
4,925,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 2/15/2026	4,697,219
8,450,000	Sunoco LP/Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 3/15/2028	7,964,125
6,850,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, 5.25%, 5/1/2023	6,918,500
12,650,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 1/15/2028	11,970,063
5,025,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 2/1/2025	5,050,125
12,775,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2027	12,679,060
4,950,000	Targa Resources Partners LP/Targa Resources Partners Finance Corp., Sr. Unsecd. Note, Series 144A, 5.875%, 4/15/2026	5,055,188
2,125,000	Tesoro Logistics LP, Sr. Unsecd. Note, 5.25%, 1/15/2025	2,199,226
1,805,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.25%, 10/15/2022	1,868,265
3,050,000	Tesoro Logistics LP, Sr. Unsecd. Note, 6.375%, 5/1/2024	3,254,686
2,675,000	TransMontaigne Partners LP/TLP Finance Corp., Sr. Unsecd. Note, 6.125%, 2/15/2026	2,654,938
	TOTAL	361,132,037
	Oil Field Services—1.6%
2,400,000	Apergy Corp., Series 144A, 6.375%, 5/1/2026	2,460,000
850,000	Precision Drilling Corp., Sr. Unsecd. Note, 5.25%, 11/15/2024	816,000
1,416,439	Precision Drilling Corp., Sr. Unsecd. Note, 6.50%, 12/15/2021	1,448,309
10,300,000	Precision Drilling Corp., Sr. Unsecd. Note, 7.75%, 12/15/2023	10,943,750
7,100,000	Precision Drilling Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 1/15/2026	7,304,125
13,050,000	Sesi LLC, 7.125%, 12/15/2021	13,262,062
19,400,000	Sesi LLC, Sr. Unsecd. Note, Series WI, 7.75%, 9/15/2024	20,079,000
13,075,000	Shelf Drilling Holdings Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 2/15/2025	13,320,156
12,700,000	USA Compression Partners LP, Sr. Unsecd. Note, Series 144A, 6.875%, 4/1/2026	13,112,750
2,225,000	Weatherford Bermuda, Sr. Unsecd. Note, 9.875%, 2/15/2024	2,269,500
9,675,000	Weatherford International Ltd., 7.00%, 3/15/2038	7,860,938
9,175,000	Weatherford International Ltd., Sr. Unsecd. Note, 8.25%, 6/15/2023	9,129,125
3,825,000	Weatherford International, Inc., Sr. Unsecd. Note, 6.80%, 6/15/2037	3,050,438
	TOTAL	105,056,153
	Packaging—5.3%
23,975,000	ARD Finance SA, Sec. Fac. Bond, 7.125%, 9/15/2023	24,364,594

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Packaging—continued
$19,450,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 6.00%, 2/15/2025	$19,036,687
23,550,000	Ardagh Packaging Finance PLC/Ardagh Holdings, Sr. Unsecd. Note, Series 144A, 7.25%, 5/15/2024	24,639,187
11,625,000	Berry Plastics Corp., 5.125%, 7/15/2023	11,581,406
20,450,000	Berry Plastics Corp., 5.50%, 5/15/2022	20,782,312
5,025,000	Berry Plastics Corp., 6.00%, 10/15/2022	5,156,906
17,550,000	Bway Holding Co., Sec. Fac. Bond, Series 144A, 5.50%, 4/15/2024	17,177,062
42,000,000	Bway Holding Co., Sr. Unsecd. Note, Series 144A, 7.25%, 4/15/2025	41,028,750
2,400,000	Crown Americas LLC, 4.50%, 1/15/2023	2,380,500
10,075,000	Crown Americas LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 2/1/2026	9,495,688
42,050,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 6.875%, 1/15/2025	41,103,875
13,125,000	Flex Acquisition Co., Inc., Sr. Unsecd. Note, Series 144A, 7.875%, 7/15/2026	13,248,375
15,925,000	Multi-Color Corp., Series 144A, 6.125%, 12/1/2022	16,283,312
8,350,000	Multi-Color Corp., Sr. Unsecd. Note, Series 144A, 4.875%, 11/1/2025	7,786,375
825,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.00%, 1/15/2022	828,094
8,875,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.375%, 1/15/2025	8,808,438
2,725,000	Owens-Brockway Glass Container, Inc., Series 144A, 5.875%, 8/15/2023	2,776,094
7,625,000	Owens-Brockway Glass Container, Inc., Series 144A, 6.375%, 8/15/2025	7,853,750
21,150,776	Reynolds Group Issuer, Inc./LLC/LU, 5.75%, 10/15/2020	21,215,286
26,975,000	Reynolds Group Issuer, Inc./LLC/LU, Series 144A, 7.00%, 7/15/2024	27,362,766
1,100,000	Reynolds Group, Sr. Unsecd. Note, 7.95%, 12/15/2025	1,202,443
5,375,000	Sealed Air Corp., Series 144A, 4.875%, 12/1/2022	5,442,188
1,900,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 12/1/2024	1,923,750
4,975,000	Sealed Air Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 9/15/2025	5,136,190
16,275,000	Trident Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 11/1/2025	15,339,188
	TOTAL	351,953,216
	Paper—0.4%
5,750,000	Clearwater Paper Corp., Sr. Note, 4.50%, 2/1/2023	5,333,125
20,479,000	Clearwater Paper Corp., Sr. Unsecd. Note, Series 144A, 5.375%, 2/1/2025	18,379,903
	TOTAL	23,713,028
	Pharmaceuticals—4.1%
5,875,000	Bausch Health Cos, Inc., Sec. Fac. Bond, Series 144A, 5.50%, 11/1/2025	5,902,554
2,300,000	Bausch Health Cos, Inc., Sr. Secd. Note, Series 144A, 6.50%, 3/15/2022	2,406,835
7,200,000	Bausch Health Cos, Inc., Sr. Secd. Note, Series 144A, 7.00%, 3/15/2024	7,660,800
13,500,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.50%, 3/1/2023	12,858,750
3,975,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/1/2021	3,950,156
23,525,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 5.875%, 5/15/2023	22,683,981
44,875,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 4/15/2025	42,238,594
5,900,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 7.50%, 7/15/2021	6,029,800
11,175,000	Bausch Health Cos, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 12/15/2025	11,887,406
19,625,000	Eagle Holding Co. II LLC, Sr. Unsecd. Note, Series 144A, 7.625%, 5/15/2022	19,864,229
12,650,000	Endo Dac/Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 7/15/2023	10,815,750
4,850,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 5.375%, 1/15/2023	4,134,625
22,925,000	Endo Finance LLC/Endo Finco, Inc., Sr. Unsecd. Note, Series 144A, 6.00%, 2/1/2025	18,511,937
44,250,000	Jaguar Holding Co. II/Pharmaceutical Product Development LLC, Sr. Unsecd. Note, Series 144A, 6.375%, 8/1/2023	44,678,782
9,475,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, 4.75%, 4/15/2023	8,101,125
27,675,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.50%, 4/15/2025	22,416,750
19,300,000	Mallinckrodt International Finance SA/Mallinckrodt CB LLC, Sr. Unsecd. Note, Series 144A, 5.625%, 10/15/2023	16,718,625
6,000,000	Valeant Pharmaceuticals International, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2027	6,177,000

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Pharmaceuticals—continued
$2,750,000		Valeant Pharmaceuticals International, Sr. Unsecd. Note, Series 144A, 9.25%, 4/1/2026	$2,932,188
		TOTAL	269,969,887
		Refining—0.4%
26,325,000		CVR Refining LLC/Coffeyville Finance, Inc., 6.50%, 11/1/2022	27,048,938
		Restaurants—1.0%
32,900,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Series 144A, 5.00%, 10/15/2025	31,707,375
9,500,000		1011778 BC Unltd. Liability Co./New Red Finance, Inc., Sr. Secd. Note, Series 144A, 4.25%, 5/15/2024	9,060,625
8,850,000		KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, Sr. Unsecd. Note, Series 144A, 4.75%, 6/1/2027	8,381,835
1,925,000		Performance Food Group, Inc., Series 144A, 5.50%, 6/1/2024	1,914,778
5,175,000		Yum! Brands, Inc., 3.875%, 11/1/2023	4,948,594
5,500,000		Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.00%, 6/1/2024	5,458,750
6,850,000		Yum! Brands, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 6/1/2026	6,772,938
		TOTAL	68,244,895
		Retailers—1.5%
13,075,000		Argos Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 3/15/2023	8,891,000
8,550,000		Hanesbrands, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 5/15/2026	8,304,187
16,225,000		Michaels Stores, Inc., Series 144A, 5.875%, 12/15/2020	16,366,969
19,500,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.125%, 8/15/2023	19,646,250
8,475,000		Party City Holdings, Inc., Sr. Unsecd. Note, Series 144A, 6.625%, 8/1/2026	8,517,375
8,050,000		PetSmart, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 6/1/2025	5,584,688
12,825,000		Rite Aid Corp., Sr. Unsecd. Note, Series 144A, 6.125%, 4/1/2023	12,953,250
20,650,000		Sally Holdings LLC/Sally Capital, Inc., 5.625%, 12/1/2025	19,411,000
		TOTAL	99,674,719
		Supermarkets—0.6%
31,600,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 5.75%, 3/15/2025	28,537,328
9,525,000		Albertsons Cos. LLC/SAFEW, Sr. Unsecd. Note, 6.625%, 6/15/2024	9,167,813
1,300,000	[3]	Albertsons Cos., Inc., Sec. Fac. Bond, Series 144A, 6.085%, (3-month USLIBOR +3.750%), 1/15/2024	1,319,500
		TOTAL	39,024,641
		Technology—8.1%
28,900,000		BMC Software, Inc., Series 144A, 8.125%, 7/15/2021	29,622,500
2,250,000		CDK Global, Inc., Sr. Unsecd. Note, 5.875%, 6/15/2026	2,311,875
1,725,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.00%, 9/1/2025	1,715,830
13,350,000		CDW LLC/CDW Finance, Sr. Unsecd. Note, 5.50%, 12/1/2024	13,913,370
8,450,000		CommScope Technologies Finance LLC, Series 144A, 6.00%, 6/15/2025	8,745,750
4,025,000		CommScope Technologies Finance LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 3/15/2027	3,879,094
5,875,000		CommScope, Inc., Series 144A, 5.50%, 6/15/2024	5,955,781
2,150,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 5.875%, 6/15/2021	2,206,276
24,325,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Unsecd. Note, Series 144A, 7.125%, 6/15/2024	26,154,883
18,850,000		Ensemble S Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 9.00%, 9/30/2023	19,670,918
11,300,000		First Data Corp., Series 144A, 5.375%, 8/15/2023	11,483,625
43,850,000		First Data Corp., Series 144A, 5.75%, 1/15/2024	45,001,062
14,475,000		First Data Corp., Sr. Unsecd. Note, Series 144A, 7.00%, 12/1/2023	15,180,656
6,950,000		Gartner, Inc., Sr. Unsecd. Note, Series 144A, 5.125%, 4/1/2025	7,029,204
30,000,000		Inception Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 8.625%, 11/15/2024	30,375,000
34,575,000		Infor Software Parent, Inc., Series 144A, 7.125%, 5/1/2021	35,050,406
34,650,000		Infor US, Inc., 6.50%, 5/15/2022	35,256,375
24,325,000		Italics Merger Sub, Inc., Sr. Unsecd. Note, Series 144A, 7.125%, 7/15/2023	24,872,312
26,300,000		JDA Escrow LLC/JDA Bond Finance, Inc., Series 144A, 7.375%, 10/15/2024	26,957,500
6,375,000		NCR Corp., 6.375%, 12/15/2023	6,518,438

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Technology—continued
$2,550,000	NCR Corp., Sr. Unsecd. Note, 4.625%, 2/15/2021	$2,521,313
7,600,000	NCR Corp., Sr. Unsecd. Note, 5.00%, 7/15/2022	7,562,000
4,175,000	NCR Corp., Sr. Unsecd. Note, 5.875%, 12/15/2021	4,253,281
5,282,000	Nuance Communications, Inc., Series 144A, 5.375%, 8/15/2020	5,275,398
11,800,000	Nuance Communications, Inc., Sr. Unsecd. Note, 6.00%, 7/1/2024	12,065,500
15,175,000	Nuance Communications, Inc., Sr. Unsecd. Note, Series 144A, 5.625%, 12/15/2026	15,175,000
21,375,000	Riverbed Technology, Inc., Sr. Unsecd. Note, Series 144A, 8.875%, 3/1/2023	20,092,500
1,525,000	Sabre GLBL, Inc., Series 144A, 5.25%, 11/15/2023	1,536,438
5,575,000	Sabre GLBL, Inc., Series 144A, 5.375%, 4/15/2023	5,634,262
1,450,000	Sensata Technologies B.V., Series 144A, 5.625%, 11/1/2024	1,509,813
1,675,000	Sensata Technologies B.V., Sr. Unsecd. Note, Series 144A, 5.00%, 10/1/2025	1,683,375
6,175,000	Sensata Technologies UK Financing Co. PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2026	6,506,906
18,825,000	Solera LLC/Solera Finance, Inc., Series 144A, 10.50%, 3/1/2024	20,910,010
8,000,000	Symantec Corp., Sr. Unsecd. Note, Series 144A, 5.00%, 4/15/2025	7,910,618
13,800,000	TTM Technologies, Sr. Unsecd. Note, Series 144A, 5.625%, 10/1/2025	13,662,000
40,675,000	Tempo Acquisition LLC, Sr. Unsecd. Note, Series 144A, 6.75%, 6/1/2025	39,422,210
2,725,000	Vantiv LLC, Sr. Unsecd. Note, Series 144A, 4.375%, 11/15/2025	2,588,750
2,625,000	Verisign, Inc., Sr. Unsecd. Note, 4.75%, 7/15/2027	2,510,156
12,200,000	Western Digital Corp., Sr. Unsecd. Note, 4.75%, 2/15/2026	12,017,000
	TOTAL	534,737,385
	Transportation - Services—0.3%
4,125,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 5.25%, 3/15/2025	3,810,469
6,300,000	Avis Budget Group, Inc., Sr. Unsecd. Note, Series 144A, 6.375%, 4/1/2024	6,268,500
2,150,000	Hertz Corp., Series 144A, 7.625%, 6/1/2022	2,112,375
7,150,000	Hertz Corp., Sr. Unsecd. Note, Series 144A, 5.50%, 10/15/2024	5,666,375
	TOTAL	17,857,719
	Utility - Electric—2.0%
24,025,000	Calpine Corp., 5.75%, 1/15/2025	22,163,062
1,625,000	Calpine Corp., Bond, Series 144A, 6.00%, 1/15/2022	1,659,531
10,950,000	Calpine Corp., Series 144A, 5.25%, 6/1/2026	10,388,813
3,025,000	Calpine Corp., Series 144A, 5.875%, 1/15/2024	3,047,688
23,925,000	Enviva Partners LP/Enviva Partners Finance Corp., Sr. Unsecd. Note, 8.50%, 11/1/2021	24,911,906
15,525,000	NRG Energy, Inc., 6.25%, 5/1/2024	16,048,969
11,875,000	NRG Energy, Inc., Sr. Unsecd. Note, 6.625%, 1/15/2027	12,290,625
9,850,000	NRG Energy, Inc., Sr. Unsecd. Note, 7.25%, 5/15/2026	10,539,500
6,850,000	NRG Energy, Inc., Sr. Unsecd. Note, Series 144A, 5.75%, 1/15/2028	6,814,380
1,775,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 1/31/2023	1,712,875
22,625,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 5.00%, 1/31/2028	21,380,625
4,600,000	TerraForm Power Operating LLC, Sr. Unsecd. Note, Series 144A, 6.625%, 6/15/2025	4,916,250
	TOTAL	135,874,224
	Wireless Communications—4.1%
3,875,000	Altice France SA, Series 144A, 8.125%, 2/1/2027	3,962,188
5,375,000	Altice Luxembourg SA, Series 144A, 7.75%, 5/15/2022	5,368,281
29,675,000	Altice Luxembourg SA, Sr. Unsecd. Note, Series 144A, 7.625%, 2/15/2025	27,894,500
8,400,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 8.25%, 9/30/2020	6,153,000
5,500,000	Numericable Group SA, Series 144A, 6.00%, 5/15/2022	5,675,725
6,575,000	Numericable Group SA, Series 144A, 6.25%, 5/15/2024	6,558,563
46,750,000	Numericable-SFR SAS, Series 144A, 7.375%, 5/1/2026	46,603,906
17,725,000	Sprint Capital Corp., Company Guarantee, 6.875%, 11/15/2028	17,104,625

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Wireless Communications—continued
$27,400,000	Sprint Corp., 7.125%, 6/15/2024	$28,222,000
24,150,000	Sprint Corp., 7.875%, 9/15/2023	25,810,312
22,600,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 2/15/2025	23,736,780
7,650,000	Sprint Corp., Sr. Unsecd. Note, 7.625%, 3/1/2026	7,934,503
11,650,000	Sprint Nextel Corp., Sr. Unsecd. Note, 6.00%, 11/15/2022	11,806,576
1,675,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.50%, 2/1/2026	1,576,594
10,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 4.75%, 2/1/2028	9,725,514
7,875,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.125%, 4/15/2025	7,929,337
2,200,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 5.375%, 4/15/2027	2,175,250
1,625,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 3/1/2023	1,677,813
3,050,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.00%, 4/15/2024	3,164,375
9,150,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.375%, 3/1/2025	9,561,750
11,475,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2024	11,991,375
8,275,000	T-Mobile USA, Inc., Sr. Unsecd. Note, 6.50%, 1/15/2026	8,699,094
	TOTAL	273,332,061
	TOTAL CORPORATE BONDS (IDENTIFIED COST $6,099,477,584)	6,028,528,777
	INVESTMENT COMPANIES—7.6%
186,964,229	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[4]	187,001,622
49,964,009	High Yield Bond Portfolio	311,775,414
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $492,370,310)	498,777,036
	TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $6,591,847,894)	6,527,305,813
	OTHER ASSETS AND LIABILITIES - NET—1.2%[5]	80,530,280
	TOTAL NET ASSETS—100%	$6,607,836,093
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
	Federated Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Balance of Shares Held 10/31/2017	230,653,200	49,964,009	280,617,209
Purchases/Additions	1,093,006,955	—	1,093,006,955
Sales/Reductions	(1,136,695,926)	—	(1,136,695,926)
Balance of Shares Held 7/31/2018	186,964,229	49,964,009	236,928,238
Value	$187,001,622	$311,775,414	$498,777,036
Change in Unrealized Appreciation/Depreciation	$25,830	$(10,992,082)	$(10,966,252)
Net Realized Gain/(Loss)	$(3,768)	$—	$(3,768)
Dividend Income	$2,255,795	$14,573,776	$16,829,571
1	Issuer in default.
2	Non-income-producing security.
3	Floating/variable note with current rate and current maturity or next reset date shown.
4	7-day net yield.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Manager determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$6,028,528,777	$—	$6,028,528,777
Investment Companies[1]	187,001,622	—	—	498,777,036
TOTAL SECURITIES	$187,001,622	$6,028,528,777	$—	$6,527,305,813
1	As permitted by U.S. generally accepted accounting principles, the Investment Company valued at $311,775,414 is measured at fair value using the NAV per share practical expedient and has not been categorized in the chart above but is included in the Total column. The price of shares redeemed in this Investment Company is the next determined NAV after receipt of a shareholder redemption request.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
LIBOR	—London Interbank Offered Rate

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018